                    [SUTHERLAND ASBILL & BRENNAN LETTERHEAD]


DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
Internet: dgoldstein@sablaw.com


                                   May 2, 2002



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re: Providentmutual Life and Annuity Company of America Providentmutual Variable Life Separate Account Post-Effective Amendment No. 3 (File No. 333-82611)

Commissioners:

         On behalf of Providentmutual Life and Annuity Company of America ("PLACA") and Providentmutual Variable Life Separate Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus for the variable life insurance policies offered by PLACA through the Account that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Securities and Exchange Commission on April 19, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0606 or Elisabeth Grano at (202) 383-0717.

                                             Sincerely,


                                             /s/David S. Goldstein
                                             David S. Goldstein

Attachment

cc:         James Bernstein, Esq.
            Elisabeth Grano, Esq.
            Kali Banks, Esq.